SHARE BASED COMPENSATION, Option Granted to Eligible Persons (Details) - Share Options [Member]	9 Months Ended
Sep. 30, 2020 $ / shares
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	1.66%
Expected term	7 years 6 months
Expected volatility	33.70%
Expected dividend yield	0.00%
Fair value of share options (in dollars per share)	$ 50.58
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	0.39%
Expected term	5 years 6 months
Expected volatility	32.40%
Fair value of share options (in dollars per share)	$ 13.81